UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.3%
CONSUMER—CYCLICAL 10.0%
APPAREL 0.5%
NIKE	6,000	$577,080
AUTO PARTS EQUIPMENT 0.7%
Johnson Controls	28,300	890,884
LEISURE TIME 0.5%
Carnival Corp.	16,700	554,440
MEDIA 2.9%
The Walt Disney Co.	76,200	2,731,770
Time Warner Cable	13,300	804,384
		3,536,154
RESTAURANT 2.8%
McDonald’s Corp.	28,400	2,712,768
Tim Hortons (Canada)	12,200	618,403
		3,331,171
RETAIL 1.9%
Nordstrom	22,800	1,032,384
Ross Stores	13,600	1,211,624
		2,244,008

SPECIALTY RETAIL 0.7%
PetSmart	12,500	603,125
Tiffany & Co.	4,300	288,272
		891,397
TOTAL CONSUMER—CYCLICAL		12,025,134
CONSUMER—NON-CYCLICAL 8.1%
AGRICULTURE 1.4%
Philip Morris International	22,800	1,738,272
BASIC MATERIALS 0.8%
Archer-Daniels-Midland Co.	31,500	948,780

	Number of Shares	Value
BEVERAGE 0.8%
PepsiCo	14,800	$947,200
COSMETICS/PERSONAL CARE 1.9%
Procter & Gamble Co.	35,600	2,298,692
RETAIL 3.2%
Costco Wholesale Corp.	17,900	1,526,870
CVS Caremark Corp.	60,300	2,342,052
		3,868,922
TOTAL CONSUMER— NON-CYCLICAL		9,801,866

ENERGY 12.8%
OIL & GAS 11.6%
Apache Corp.	16,100	1,600,984
Chevron Corp.	40,600	4,174,492
Devon Energy Corp.	18,000	1,178,280
Exxon Mobil Corp.	44,100	3,547,404
Marathon Petroleum Corp.	32,600	1,088,514
Occidental Petroleum Corp.	24,100	2,383,490
		13,973,164
OIL & GAS SERVICES 1.2%
Halliburton Co.	23,200	853,760
Schlumberger Ltd.	8,100	610,173
		1,463,933
TOTAL ENERGY		15,437,097
FINANCIAL 18.5%
BANK 6.2%
Bank of America Corp.	95,000	516,800
Bank of New York Mellon Corp.	57,200	1,113,112
Comerica	48,500	1,223,170
Toronto-Dominion Bank (Canada) (USD)	7,300	517,643
US Bancorp	82,600	2,140,992
Wells Fargo & Co.	73,800	1,908,468
		7,420,185

	Number of Shares	Value
CREDIT CARD 1.4%
American Express Co.	35,600	$1,710,224

DIVERSIFIED FINANCIAL SERVICE 5.9%
Citigroup	46,800	1,286,064
Franklin Resources	14,200	1,431,644
Goldman Sachs Group	11,900	1,140,734
JPMorgan Chase & Co.	106,500	3,298,305
		7,156,747
INSURANCE 5.0%
Chubb Corp.	34,500	2,326,680
HCC Insurance Holdings	39,900	1,072,512
Prudential Financial	50,700	2,567,448
		5,966,640
TOTAL FINANCIAL		22,253,796
HEALTH CARE 14.2%
BIOTECHNOLOGY 0.5%
Amgen	10,500	608,055
HEALTH CARE PROVIDERS & SERVICES 2.5%
UnitedHealth Group	61,700	3,009,109
HEALTHCARE PRODUCTS 4.4%
Covidien PLC	44,800	2,040,640
Johnson & Johnson	31,300	2,025,736
Patterson Cos.	41,000	1,236,970
		5,303,346
PHARMACEUTICAL 6.8%
Abbott Laboratories	42,500	2,318,375
Merck & Co.	65,300	2,334,475
Pfizer	119,100	2,390,337
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	30,600	1,212,066
		8,255,253
TOTAL HEALTH CARE		17,175,763

	Number of Shares	Value
INDUSTRIAL 8.3%
AEROSPACE & DEFENSE 2.3%
General Dynamics Corp.	18,400	$1,215,504
L-3 Communications Holdings	8,700	576,810
Lockheed Martin Corp.	12,700	992,505
		2,784,819
DIVERSIFIED MANUFACTURING 2.4%
Eaton Corp.	14,500	651,195
General Electric Co.	143,300	2,279,903
		2,931,098
ELECTRICAL EQUIPMENT 1.2%
Emerson Electric Co.	26,700	1,395,075
MACHINERY 0.6%
Finning International (Canada)	29,500	675,063
TRANSPORTATION 1.8%
Norfolk Southern Corp.	12,800	966,912
United Parcel Service	17,600	1,262,800
		2,229,712
TOTAL INDUSTRIAL		10,015,767
MATERIALS 3.3%
CHEMICALS 2.2%
Dow Chemical Co.	21,600	598,536
Potash Corp. of Saskatchewan (Canada) (USD)	17,800	771,452
Syngenta AG (Switzerland)(a)	4,400	1,294,801
		2,664,789

METALS & MINING 1.1%
BHP Billiton Ltd. (Australia)(a)	15,100	565,747
Newmont Mining Corp.	10,200	702,576
		1,268,323
TOTAL MATERIALS		3,933,112

	Number of Shares	Value
REAL ESTATE 1.7%
MORTGAGE 0.2%
Annaly Capital Management	16,800	$269,976
RESIDENTIAL—APARTMENT 0.7%
Equity Residential	16,400	905,116
SHOPPING CENTER—REGIONAL MALL 0.8%
Simon Property Group	7,500	932,550
TOTAL REAL ESTATE		2,107,642
TECHNOLOGY 9.3%
SEMICONDUCTORS 0.4%
Avago Technologies Ltd. (Singapore) (USD)	16,000	478,720
SERVICES 2.2%
Visa, Class A	27,400	2,656,978
SOFTWARE 4.3%
Microsoft Corp.	20,500	524,390
Oracle Corp.	94,100	2,950,035
Symantec Corp.(b)	103,400	1,690,590
		5,165,015

TELECOMMUNICATION EQUIPMENT 2.4%
Corning	22,600	299,902
QUALCOMM	46,800	2,564,640
		2,864,542
TOTAL TECHNOLOGY		11,165,255
TELECOMMUNICATION SERVICES 4.6%
AT&T	79,900	2,315,502
China Mobile Ltd. (ADR) (Hong Kong)	23,800	1,182,146
Vodafone Group PLC (United Kingdom)(a)	757,300	2,050,092
		5,547,740

	Number of Shares	Value
UTILITIES 6.5%
ELECTRIC UTILITIES 2.0%
NextEra Energy	42,700	$2,367,288
MULTI UTILITIES 4.5%
PG&E Corp.	57,900	2,248,836
Sempra Energy	17,200	914,868
Wisconsin Energy Corp.	69,900	2,319,282
		5,482,986
TOTAL UTILITIES		7,850,274
TOTAL COMMON STOCK (Identified cost—$103,679,143)		117,313,446
SHORT-TERM INVESTMENTS 2.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)	1,450,010	1,450,010
Federated Government Obligations Fund, 0.01%(c)	1,450,012	1,450,012
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,900,022)		2,900,022

TOTAL INVESTMENTS (Identified cost—$106,579,165)	99.7%	120,213,468

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	373,496

NET ASSETS	100.0%	$120,586,964

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 3.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 3.2% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Materials - Chemicals	$2,664,789	$1,369,988	$1,294,801	—
Common Stock - Materials - Metals & Mining	1,268,323	702,576	565,747	—
Common Stock - Telecommunication Services	5,547,740	3,497,648	2,050,092	—
Common Stock - Other Industries	107,832,594	107,832,594	—	—
Money Market Funds	2,900,022	—	2,900,022	—
Total Investments	$120,213,468	$113,402,806	$6,810,662	—

Note 2. Income Tax Information

As of November 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$106,579,165
Gross unrealized appreciation	$18,025,919
Gross unrealized depreciation	(4,391,616)
Net unrealized appreciation	$13,634,303

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: January 26, 2012